Subsequent Events (Details Narrative) - Scienture Inc [Member] - USD ($)	1 Months Ended
	Mar. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage			8.00%	8.00%	2.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Short term borrowings		$ 250,000
Stock issued during period value conversion of convertible securities	$ 3,665,220
Interest receivable	$ 276,233
Stock issued during period shares conversion of convertible securities	965,568
Royalty expense	$ 1,285,000
Debt instrument interest rate stated percentage	8.00%